Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) warrant	Dec. 31, 2017 CAD ($) warrant
Number of warrants
Warrants outstanding, beginning | warrant	25,454,600	13,444,147
Warrants issued | warrant	516,800	13,809,600
Warrants exercised | warrant	(1,525,000)	(855,000)
Warrants expired | warrant	(569,600)	(944,147)
Warrants outstanding, ending | warrant	23,876,800	25,454,600
Average exercise price
Warrants outstanding, beginning | $	$ 0.18	$ 0.10
Warrants issued | $	0.7	0.25
Warrants exercised | $	0.08	0.06
Warrants expired | $	0.46	0.1
Warrants outstanding, ending | $	$ 0.20	$ 0.18